Summary of Finance Charges (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Interest:
Long-term debt	$ 78,921	$ 98,555
Lease obligations	2,764	3,217
Other	80	232
Income	(210)	(739)
Amortization of debt issue costs	9,876	6,203
Finance charges	$ 91,431	$ 107,468